Result from insurance activities	12 Months Ended
Dec. 31, 2024
Result from Insurance Activities [Abstract]
Result from insurance activities
22.
Result from insurance activities

(a) This caption is comprised of the following:

	2024				2023				2022
	General insurance	Pensions	Life	Total	General insurance	Pensions	Life	Total	General insurance	Pensions	Life	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance service income -
Contracts measured under BBA and VFA (*):
CSM recognized for services rendered	61,800	3,970	28,826	94,596	49,191	3,609	27,978	80,778	43,496	1,945	25,320	70,761
Change in Risk adjustment for non-financial risk	3,083	7,756	(358)	10,481	1,476	255	(1,850)	(119)	1,562	(828)	2,014	2,748
Insurance service expenses and expected claims incurred	68,268	282,141	74,944	425,353	69,145	273,396	62,348	404,889	76,567	266,433	42,398	385,398
Recovery of cash for insurance acquisition	4,846	536	10,023	15,405	3,489	273	6,613	10,375	1,159	121	2,078	3,358

Contracts measured under PAA:
Premiums assigned to the period	219,600	—	3,323	222,923	220,616	—	4,097	224,713	208,446	—	6,464	214,910
	357,597	294,403	116,758	768,758	343,917	277,533	99,186	720,636	331,230	267,671	78,274	677,175

Insurance service expenses -
Claims incurred expenses and other expenses	(84,337)	(816,857)	(125,923)	(1,027,117)	(108,805)	(798,733)	(114,753)	(1,022,291)	(118,621)	(813,703)	(92,950)	(1,025,274)
Onerous contract losses and loss reversion	7,095	(13,779)	(188)	(6,872)	38,101	(37,190)	11,636	12,547	5,872	(174,608)	5,854	(162,882)
Amortization of insurance acquisition cash flows	(125,876)	(536)	(10,021)	(136,433)	(120,123)	(273)	(6,613)	(127,009)	(116,088)	(121)	(2,078)	(118,287)
Changes to liabilities for incurred claims	(70,556)	487,468	56,001	472,913	(58,030)	477,027	64,182	483,179	11,757	521,781	49,033	582,571
	(273,674)	(343,704)	(80,131)	(697,509)	(248,857)	(359,169)	(45,548)	(653,574)	(217,080)	(466,651)	(40,141)	(723,872)
Insurance service results	83,923	(49,301)	36,627	71,249	95,060	(81,636)	53,638	67,062	114,150	(198,980)	38,133	(46,697)
Reinsurance income	—	—	—	(14,273)	—	—	—	(6,889)	—	—	—	(16,417)
Financial result of insurance operations (b)	—	(562,413)	(33,237)	(595,650)	—	(542,361)	(30,806)	(573,167)	—	(522,725)	19,338	(503,387)
Result from insurance activities (**)	83,923	(611,714)	3,390	(538,674)	95,060	(623,997)	22,832	(512,994)	114,150	(721,705)	57,471	(566,501)

(*) BBA Method (Building Block Approach) and VFA Method (Variable Fee Approach).

(**) Before expenses attributed to the insurance activity that are presented in the caption “Other expenses” in the consolidated statement of income, and that correspond to salaries and employee benefits, administrative expenses, depreciation and amortization, and other expenses for S/368,885,000, S/334,602,000 and S/313,647,000 as of December 31, 2024, 2023 and 2022, respectively. See also financial information by segments in Note 27.

(b) The composition of the financial result of insurance operations, is as follows:

	2024			2023			2022
	Pensions	Life	Total	Pensions	Life	Total	Pensions	Life	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial expenses for issued insurance contracts -
Changes in the obligation to pay the fair value holder of the underlying assets of direct participation agreements due to the investment’s return	—	96	96	—	(10,499)	(10,499)	—	27,284	27,284
Interest credited	(562,252)	(35,858)	(598,110)	(541,468)	(23,088)	(564,556)	(523,539)	(9,526)	(533,065)
Changes in interest rate and other financial hypotheses	(162)	3,879	3,717	(433)	3,257	2,824	754	1,728,374	1,729,128
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	1	(1,020)	(1,019)	4	(621)	(617)	(16)	(1,729,032)	(1,729,048)
	(562,413)	(32,903)	(595,316)	(541,897)	(30,951)	(572,848)	(522,801)	17,100	(505,701)

Financial income from insurance contracts -
Interest credited	—	(16)	(16)	(388)	(1,086)	(1,474)	76	72	148
Effect of changes in interest rates and other financial hypotheses	—	(373)	(373)	(76)	1,130	1,054	—	(1,451)	(1,451)
Exchange differences	—	—	—	—	—	—	—	—	—
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	—	55	55	—	101	101	—	3,617	3,617
	-	(334)	(334)	(464)	145	(319)	76	2,238	2,314
Result from insurance activities	(562,413)	(33,237)	(595,650)	(542,361)	(30,806)	(573,167)	(522,725)	19,338	(503,387)